16 PROVISION FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		R$ 35,790,635	R$ 31,612,488
Disallowance Of The Tax Loss And Negative Basis Of Social Contribution Arising From The Adjustments In The SAPLI [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		538,268	516,583
Tax Foreclosures - Fine - Volta Redonda IV [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss	[1]	84,599	75,530
Assessment Notice And Imposition Of Fine (AIIM) - Income Tax And Social Contribution - Capital Gain On Sale Of Namisa's Shares [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		12,412,964	11,812,071
Assessment Notice And Imposition Of Fine (AIIM) - Income Tax And Social Contribution - Disallowance Of Deductions Of Goodwill Generated In The Reverse Incorporation Of Big Jump By Namisa [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		3,867,663	3,722,888
Assessment Notice And Imposition Of Fine (AIIM) - Income Tax And Social Contribution - Disallowance Of Interest On Prepayment Arising From Supply Contracts Of Iron Ore And Port Services [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		2,249,708	2,165,088
Assessment Notice And Imposition Of Fine (AIIM) - Income Tax And Social Contribution Due To Profits From Foreign Subsidiaries For Years 2008, 2010, 2011 And 2014 [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss	[2]	2,946,288	1,891,149
Tax Foreclosures - ICMS - Electricity Credits [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		1,022,371	974,479
Offset Of Taxes That Were Not Approved By The Federal Revenue Service - IRPJ/CSLL, PIS/COFINS And IPI [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		1,100,564	1,481,382
Disallowance Of The ICMS Credits - Transfer Of Iron Ore [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		567,534	529,607
ICMS - Refers To The Transfer Of Imported Raw Material At An Amount Lower Than The Price Disclosed In The Import Documentation [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		310,349	294,527
Other Environmental Lawsuits [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		215,691	144,235
Assessment Notice- IRRF- Capital Gain Of CFM Vendors Located Abroad [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		254,850	243,007
CFEM - Difference Of Understanding Between CSN And DNPM On The Calculation Basis [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss	[3]	1,020,266	311,582
Assessment Notice- ICMS- Questions About Sales For Incentive Area [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		1,015,812	976,438
Other Tax Lawsuits (Federal, State, And Municipal) [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		4,478,014	3,625,167
Social Security Lawsuits [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		325,492	287,823
Enforcement Action Applied By Brazilian Antitrust Authorities (CADE) [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		93,212	101,683
Other Civil Lawsuits [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		1,721,753	922,171
Labor And Social Security Lawsuits [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		R$ 1,565,237	R$ 1,537,078

[1]	On April 8, 2013, INEA imposed on CSN a fine of R$ 35 million in respect of the aspects involving the Volta Grande IV condominium, determining that the actions already considered and discussed in the civil suit filed in July 2012. In connection with the application of this fine, an annulment action was distributed, in January 2014, to the 10th Civil Court of the State of Rio de Janeiro, seeking the annulment of the fine and its effects. In parallel, INEA filed a tax enforcement action in order to enforce the amount of the fine imposed. The aforementioned Tax Enforcement action was distributed in May 2014 to the 4th Volta Redonda Active Debt Registry in the State of Rio de Janeiro. Currently, said enforcement action is suspended until the judgment of the annulment action, in order to avoid conflicting decisions.
[2]	On October 15, 2019, CSN received a new tax assessment requesting the payment of IRPJ / CSLL referring to profits earned by a foreign contractor, in the total amount of R$1 Billion;
[3]	On December 23, 2019, CSN Mineracao received 03 (three) new Notifications of Launches demanding payment of differences in the payment of CFEM, in the total amount of R$689 million;